(Loss) earnings per share potentially dilutive securities (Table) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Outstanding warrants	1,138,917	1,138,907	2,674,906
Non-vested shares	2,218	3,332
Total	1,141,135